Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
19.	SUBSEQUENT EVENTS

Borrowings

On July 14, 2026, Jiangxi Yibo entered into a one-year loan agreement with Bank of China Xinyu Branch for a principal amount of $5,872 (RMB40,000) maturing on July 14, 2027 and bearing an annual interest rate of 3.00%. The bank loan was guaranteed by Jiangxi Leitaibo, and secured by the land use rights and properties owned by Jiangxi Yibo.

On July 31, 2026, Jiangxi Yibo entered into a one-year loan agreement with Bank of China Xinyu Branch for a principal amount of $4,404 (RMB30,000) maturing on July 31, 2027 and bearing an annual interest rate of 3.00%. The bank loan was guaranteed by Jiangxi Leitaibo, and secured by the land use rights and properties owned by Jiangxi Yibo.

The Group has evaluated subsequent events through September 16, 2026, the date on which the unaudited condensed consolidated financial statements were issued, and has determined that no events occurred subsequent to June 30, 2026, that would have a material impact on the unaudited condensed consolidated financial statements.